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SIIT Global Managed Volatility Fund
SIIT Global Managed Volatility Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

SIIT U.S. Managed Volatility Fund
SIIT Global Managed Volatility Fund
(each, a "Fund" and, collectively, the "Funds")

Supplement dated November 13, 2020
to the Prospectus dated September 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Addition of Secondary Benchmark for the SIIT Global Managed Volatility Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2019)," the following text is hereby added:

This table compares the Fund's average annual total returns to those of a broad-based index and one additional index, the MSCI World Minimum Volatility Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

Average Annual Returns - SIIT Global Managed Volatility Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes	20.59%	11.39%	Jan. 29, 2016
After Taxes on Distributions | Class A	Return After Taxes on Distributions	19.07%	9.62%
After Taxes on Distributions and Sale of Fund Shares | Class A	Return After Taxes on Distributions and Sale of Fund Shares	12.94%	8.43%
MSCI World Index Return (reflects no deduction for fees or expenses)	MSCI World Index Return (reflects no deduction for fees or expenses)	27.67%	13.30%	Jan. 29, 2016
MSCI World Minimum Volatility Index (USD) (reflects no deduction for fees or expenses)	MSCI World Minimum Volatility Index (USD) (reflects no deduction for fees or expenses)	23.17%	11.77%	Jan. 29, 2016

There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE